Offerings - Offering: 1	Sep. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 57,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,803.25
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee. (2) Represents only the additional number of securities being registered. Does not include the securities that the registrant previously registered on the Registration Statement on Form S-1 (File No. 333-289701). (3) Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions. (4) The registrant previously registered securities having a proposed maximum aggregate offering price of $287,500,000 on its Registration Statement on Form S-1, as amended (File No. 333-289701), which was declared effective by the Securities and Exchange Commission on September 25, 2025. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $57,500,000 is hereby registered, which includes securities issuable upon the exercise of the underwriters' over-allotment option.